Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011		Mar. 31, 2010
Revenues
Products	$ 2,606,206	$ 2,187,721	$ 6,980,202	$ 7,339,747	$ 12,848,954		$ 12,479,629
Services	5,623,112	3,174,339	14,340,149	10,619,891	14,858,272		19,105,103
Revenue, Net, Total	8,229,318	5,362,060	21,320,351	17,959,638	27,707,226		31,584,732
Cost of goods sold
Products	1,876,286	1,229,394	3,976,750	3,770,174	7,016,189		5,631,372
Services	2,817,317	1,489,334	6,866,807	4,917,742	7,066,305		5,662,619
Cost of Goods and Services Sold, Total	4,693,603	2,718,728	10,843,557	8,687,916	14,082,494		11,293,991
Gross profit	3,535,715	2,643,332	10,476,794	9,271,722	13,624,732		20,290,741
Operating expenses
Selling expenses	4,308,647	2,036,168	12,277,502	7,537,061	10,610,545		13,847,697
Administrative expenses	1,589,374	715,228	4,846,513	2,724,305	3,853,532		4,481,893
General expenses	160,161	397,130	861,017	979,973	1,454,213		703,129
Operating Expenses, Total	6,058,183	3,148,526	17,985,032	11,241,339	15,918,290		19,032,719
Operating income (loss)	(2,522,468)	(505,194)	(7,508,238)	(1,969,617)	(2,293,558)		1,228,022
Other Income (expense)
Other income					2,393,821		454,486
Other Income (expense)	(245,631)	(533,815)	64,916	888,513
Interest income	2,563	2,366	19,449	19,455	16,804		44,626
Interest expense	(43,471)	527,293	(251,955)	307,239	(471,282)		(263,590)
Nonoperating Income (Expense), Total	(286,539)	(4,156)	(167,590)	1,215,207	1,939,343		235,522
Income (loss) before income taxes	(2,809,007)	(509,350)	(7,675,828)	(754,410)	(354,215)		1,463,544
Income tax (income) expense	(971,062)	(456,672)	(2,554,134)	(416,597)	3,283,091		44,106
Net income (loss)	(1,837,945)	(52,680)	(5,121,694)	(337,813)	(3,637,306)		1,419,438
Net income (loss) attributable to non controlling interest	(932,163)	575	(2,555,725)	(8,996)	(1,672,059)	[1]	710,605
Net income (loss) attributable to stockholders	(905,782)	(53,255)	(2,565,969)	(328,817)	(1,965,247)	[1]	708,833
Other comprehensive income (loss)	144,444		174,831	9,572	(287,542)	[1]	38,626
Other comprehensive income (loss) attributable to noncontrolling interest	72,078		87,240	4,777	(143,484)	[1]
Other comprehensive income (loss) attributable to stockholders					(144,058)		38,626
Net income (loss) and comprehensive income (loss) attributed to stockholders	$ (833,416)	$ (53,255)	$ (2,478,378)	$ (324,022)	$ (2,109,306)	[1]	$ 747,458
Net earnings (loss) per share
Basic					$ (0.119)		$ 0.043
Diluted					$ (0.119)		$ 0.038
Net earnings (loss) per share, basic and diluted	$ (0.04)	$ 0.00	$ (0.10)	$ (0.02)
Weighted average number of common stock outstanding
Basic					16,566,236		16,500,000
Diluted					18,601,444		18,500,000
Weighted average number of common stock outstanding, basic and diluted	25,458,401	16,500,000	24,632,896	16,500,000

[1]	Restated